Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AUGUSTAR VARIABLE INSURANCE PRODUCTS FUND INC
Entity Central Index Key	0000315754
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
AVIP Bond Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Bond Portfolio
Class Name	AVIP Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Bond Portfolio	$ 62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio’s outperformance for the year was primarily driven by its large overweight to co rporate
bonds, which were the best performing asset class within the benchmark.

The worst performing asset class within the benchmark was government bonds, which were not significantly represented in the Portfolio.

Within the corporate bond asset class, the sectors that were the top contributors to performance were Financials, Consumer Discretionary, and Materials.

The top detractors to performance were Communication Services, Utilities, and Information Technology.

Lower quality bonds generally outperformed higher quality bonds during the year. The Portfolio’s holdings in high yield and BBB rated bonds were top contributors to performance, while holdings in AAA and AA rated bonds were top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP Bond Portfolio	2.38	0.30	2.39
ICE BofA U.S. Broad Market Index (Broad-based market index)	1.47	(0.34)	1.37
ICE BofA U.S. Corporate Index (Secondary comparative index)	2.76	0.48	2.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 247,854,246
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,263,726
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 247,854,246
Total number of portfolio holdings	150
Total advisory fee paid	$ 1,263,726
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the
n
et
asse
ts of the Portfolio.
Top 10 Portfolio Holdings
U.S. Treasury Note 3.875%, 08/15/2034	5.7%
Ares Capital Corp. 3.200%, 11/15/2031	1.2%
Marriott International, Inc. 4.900%, 04/15/2029	1.2%
Kinross Gold Corp. 4.500%, 07/15/2027	1.2%
American Express Co. 5.284%, 07/26/2035	1.2%
Ally Financial, Inc. 5.543%, 01/17/2031	1.2%
Amgen, Inc. 5.600%, 03/02/2043	1.2%
UnitedHealth Group, Inc. 5.500%, 07/15/2044	1.2%
MPLX LP 5.000%, 03/01/2033	1.2%
Devon Energy Corp. 5.200%, 09/15/2034	1.1%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
U.S. Treasury Note 3.875%, 08/15/2034	5.7%
Ares Capital Corp. 3.200%, 11/15/2031	1.2%
Marriott International, Inc. 4.900%, 04/15/2029	1.2%
Kinross Gold Corp. 4.500%, 07/15/2027	1.2%
American Express Co. 5.284%, 07/26/2035	1.2%
Ally Financial, Inc. 5.543%, 01/17/2031	1.2%
Amgen, Inc. 5.600%, 03/02/2043	1.2%
UnitedHealth Group, Inc. 5.500%, 07/15/2044	1.2%
MPLX LP 5.000%, 03/01/2033	1.2%
Devon Energy Corp. 5.200%, 09/15/2034	1.1%

AVIP BlackRock Balanced Allocation Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Balanced Allocation Portfolio
Class Name	AVIP BlackRock Balanced Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP BlackRock Balanced Allocation Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Balanced Allocation Portfolio	$ 63	0.57%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio’s equity sleeve outperformed the primary benchmark for the year, while the fixed income sleeve underperformed.

The

Portfolio’s allocation to fixed income securities was
the
primary driver of underperformance compared to the primary benchmark.
Security selection led outperformance for the Portfolio’s equities for the year.

Insights that evaluate trends across conference call text and smart money positioning were top contributors, as they helped capture prevailing market leadership and correctly positioned the Portfolio around the Artificial Intelligence (AI) and glucagon-like peptide-1 (GLP-1) therapy themes.

Macro-thematic insights compounded gains, as measures evaluating economic regime data and business to business invoicing also positively influenced the Portfolio.

Lastly, fundamental quality measures with a growth flavor, such as those evaluating research expenditures, benefited from the market style preference. Conversely, other stability-related fundamental measures with a preference for lower volatility stocks proved overly defensive amid the risk-on market tone.
Selections within Information Technology, Health Care, and Consumer Discretionary were key contributors to relative performance for the year, but were somewhat offset by selection within Industrials and Financials. At the security level, top contributors was an overweight to NVIDIA Corp., followed by an underweight to UnitedHealth Group, Inc., and an overweight to Applied Materials, Inc., while an underweight to Broadcom, Inc., overweight to Nucor Corp., and underweight to Netflix, Inc. were top detractors.
In the fixed income sleeve, the corporate bond asset class was the top contributor to performance, while the government asset class was the top detractor from performance.

From a ratings perspective, the Portfolio’s holdings in high yield and BBB rated bonds were top contributors to performance, while its holdings in AAA and AA rated bonds were top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP BlackRock Balanced Allocation Portfolio	19.50	10.21	9.37
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
70% S&P 500 ® Index/30% ICE BofA U.S. Corporate Index (Secondary comparative index)	18.00	10.34	10.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 391,158,982
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 2,061,046
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 391,158,982
Total number of portfolio holdings	213
Total advisory fee paid	$ 2,061,046
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percen tag
es of the
net
assets of the Portfolio.
Top 10 Portfolio Holdings
Apple, Inc.	6.0%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	3.4%
Alphabet, Inc. Class A	2.2%
Meta Platforms, Inc. Class A	1.9%
Visa, Inc.	1.5%
Tesla, Inc.	1.4%
Alphabet, Inc. Class C	1.3%
Costco Wholesale Corp.	1.2%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Apple, Inc.	6.0%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	3.4%
Alphabet, Inc. Class A	2.2%
Meta Platforms, Inc. Class A	1.9%
Visa, Inc.	1.5%
Tesla, Inc.	1.4%
Alphabet, Inc. Class C	1.3%
Costco Wholesale Corp.	1.2%

AVIP BlackRock Advantage International Equity Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage International Equity Portfolio
Class Name	AVIP BlackRock Advantage International Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP BlackRock Advantage International Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage International Equity Portfolio	$ 89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
While sector and country allocation decisions slightly contributed to relative performance for the year, security selection led the Portfolio’s outperformance.

Insights that evaluate trends across text to evaluate analyst and manager sentiment, as well as measures tracking smart money positioning, were top contributors, as they helped correctly position the Portfolio around the market themes of European energy transition and Japanese corporate reform.

Fundamental quality measures evaluating research expenditures and cash flow efficiency correctly positioned the Portfolio in a more defensive posture across Europe in the final quarter, contributing to gains.

Security selection within Industrials, Consumer Staples, and Financials were key contributors to relative performance for the year, but were slightly offset by selection within Materials and Information Technology. Selection within Japan and Germany were key contributors to relative performance, but were somewhat offset by selection within the Netherlands and Australia. At the security level, top contributors were Recruit Holdings Co. Ltd., SAP SE, and Hitachi Ltd., while BHP Group Ltd., RWE AG., and ArcelorMittal SA were top detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage International Equity Portfolio	6.29	5.79	5.24
MSCI EAFE Index (Net-USD) (Broad-based market index)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 343,376,076
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,522,203
Investment Company, Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 343,376,076
Total number of portfolio holdings	240
Total advisory fee paid	$ 2,522,203
Portfolio turnover rate	153%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Country Weightings
% of Net Assets
Japan	24.0
United Kingdom	12.7
Switzerland	11.5
Germany	10.0
France	9.9
Australia	5.8
Netherlands	3.9
Hong Kong	2.9
Italy	2.6
Spain	2.2
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]	Top 10 Country Weightings
% of Net Assets
Japan	24.0
United Kingdom	12.7
Switzerland	11.5
Germany	10.0
France	9.9
Australia	5.8
Netherlands	3.9
Hong Kong	2.9
Italy	2.6
Spain	2.2

AVIP Fidelity Institutional AM® Equity Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Class Name	AVIP Fidelity Institutional AM® Equity Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Fidelity Institutional AM
®
Equity Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Fidelity Institutional AM ® Equity Growth Portfolio	$ 91	0.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Outperformance for the year was largely due to security selection within the Information Technology, Health Care, and Industrials sectors. Allocation to Information Technology was also beneficial. Notably, the Portfolio’s overweight position in NVIDIA Corp. and its out-of-benchmark position in Taiwan Semiconductor Manufacturing Co. Ltd – ADR performed well. Overweight positions in Apple, Inc. and Boston Scientific Corp. were also among the largest contributors.

Top detractors from performance were security selection and an underweight positioning in the Financials sector.

The largest individual detractors were an overweight position in MongoDB, Inc. and the lack of position in benchmark holding Broadcom, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP Fidelity Institutional AM ® Equity Growth Portfolio	30.68	14.71	15.16
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Russell 1000 ® Growth Index (Secondary comparative index)	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 126,020,853
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 851,686
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 126,020,853
Total number of portfolio holdings	114
Total advisory fee paid	$ 851,686
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
NVIDIA Corp.	12.7%
Apple, Inc.	12.2%
Alphabet, Inc. Class A	5.4%
Amazon.com, Inc.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	5.0%
Microsoft Corp.	5.0%
Boston Scientific Corp.	2.7%
Eli Lilly & Co.	2.3%
Meta Platforms, Inc. Class A	1.9%
Mastercard, Inc. Class A	1.9%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
NVIDIA Corp.	12.7%
Apple, Inc.	12.2%
Alphabet, Inc. Class A	5.4%
Amazon.com, Inc.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	5.0%
Microsoft Corp.	5.0%
Boston Scientific Corp.	2.7%
Eli Lilly & Co.	2.3%
Meta Platforms, Inc. Class A	1.9%
Mastercard, Inc. Class A	1.9%

AVIP AB Small Cap Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP AB Small Cap Portfolio
Class Name	AVIP AB Small Cap Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP AB Small Cap Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP AB Small Cap Portfolio	$ 94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance was managing a small cap stock portfolio to optimize the risk and return opportunities within that market capitalization universe.

Both security selection and sector allocation detracted from performance relative to the benchmark. From a security selection perspective, Information Technology and Consumer Discretionary holdings explained most of the detraction, while selection within Industrials and Materials were partial offsets. From a sector allocation perspective, a significant underweight position in Information Technology and an overweight in Health Care detracted. Only slightly offsetting this detraction, an underweight in Consumer Staples and overweight in Financials contributed.
With mega cap technology stocks outside of the Portfolio’s target universe, the Portfolio did not hold any of these stocks. However, given their weight in the benchmark, companies in this cohort that the Portfolio did not hold and underperformed their sector peers were, in sum, significant contributors to relative performance.

From a stock specific perspective, the Portfolio had a diversified list of holdings contribute, primarily across Health Care, Information Technology, Industrials, and Consumer Discretionary sectors.
More significantly than the large Information Technology stocks above that underperformed their peers, the Portfolio did not hold the large Information Technology stocks that outperformed their peers and drove the performance of the benchmark during the year. Not holding just two stocks – NVIDIA Corp. and Broadcom, Inc. – detracted 5.4% from the Portfolio’s relative performance.

Also, as a function of the Portfolio’s focus on the smaller cap universe, the Portfolio did not hold multiple mega cap names in the Communication Services and Consumer Discretionary sectors. Given their large weights in the benchmark and strong performance during the year, this cohort significantly detracted from the Portfolio’s relative performance.

Looking at names held by the Portfolio, a group of Consumer Discretionary holdings that underperformed were exposed to a rising interest rate environment. Companies selling new homes, automobiles, and furniture detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP AB Small Cap Portfolio	13.82	6.63	8.13
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Russell 2000 ® Index (Secondary comparative index)	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 113,531,798
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 844,841
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of
December
31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 113,531,798
Total number of portfolio holdings	507
Total advisory fee paid	$ 844,841
Portfolio turnover rate	100%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Boot Barn Holdings, Inc.	1.1%
SPS Commerce, Inc.	1.1%
Semtech Corp.	1.1%
CSW Industrials, Inc.	1.0%
Piper Sandler Cos.	0.9%
SPX Technologies, Inc.	0.9%
ACV Auctions, Inc. Class A	0.9%
StepStone Group, Inc. Class A	0.9%
Armstrong World Industries, Inc.	0.9%
Chefs' Warehouse, Inc. / The	0.9%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Boot Barn Holdings, Inc.	1.1%
SPS Commerce, Inc.	1.1%
Semtech Corp.	1.1%
CSW Industrials, Inc.	1.0%
Piper Sandler Cos.	0.9%
SPX Technologies, Inc.	0.9%
ACV Auctions, Inc. Class A	0.9%
StepStone Group, Inc. Class A	0.9%
Armstrong World Industries, Inc.	0.9%
Chefs' Warehouse, Inc. / The	0.9%

AVIP AB Mid Cap Core Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP AB Mid Cap Core Portfolio
Class Name	AVIP AB Mid Cap Core Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP AB Mid Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP AB Mid Cap Core Portfolio	$ 97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance was managing a mid cap core stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe.

Both security selection and sector allocation drove the underperformance for the year.

From a security selection perspective, Information Technology and Consumer Discretionary holdings explained most of the detraction, while selection within Industrials and Energy were partial offsets. From a sector allocation perspective, significant underweight positions in Information Technology and Communication Services detracted. Only slightly offsetting this detraction, an underweight in Consumer Staples and overweight in Financials contributed.
With mega cap technology stocks outside of the Portfolio’s target universe, the Portfolio did not hold these stocks. However, given their weight in the benchmark, companies in this cohort that the Portfolio did not hold and that underperformed their sector peers were, in sum, significant contributors to our relative performance.

Positive stock selection in Industrials also contributed, partially driven by companies exposed to federal infrastructure spending.

Similar to large Information Technology stocks, not holding certain large Energy companies that underperformed the benchmark contributed to performance.
More significantly than the large Information Technology stocks above that underperformed their peers, the Portfolio did not hold the large Information Technology stocks that outperformed their peers and drove the performance of the benchmark during the year. Not holding just two stocks – NVIDIA, Inc. and Broadcom, Inc. – detracted 5.3% from relative performance.

Also related to Information Technology, but more broadly impacting the Portfolio due to its focus on the mid cap core universe, the Portfolio held an average weight in Information Technology that was half of the benchmark. This significant sector underweight drove more than one third of the Portfolio’s sector allocation detraction.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP AB Mid Cap Core Portfolio	14.21	7.36	8.74
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Russell Midcap ® Index (Secondary comparative index)	15.34	9.92	9.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 76,581,225
Holdings Count | Holding	566
Advisory Fees Paid, Amount	$ 570,838
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 76,581,225
Total number of portfolio holdings	566
Total advisory fee paid	$ 570,838
Portfolio turnover rate	74%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Stifel Financial Corp.	0.8%
Lennox International, Inc.	0.8%
Natera, Inc.	0.7%
Viking Holdings Ltd.	0.7%
Jefferies Financial Group, Inc.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Manhattan Associates, Inc.	0.6%
XPO, Inc.	0.6%
Duolingo, Inc.	0.6%
Procore Technologies, Inc.	0.5%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Stifel Financial Corp.	0.8%
Lennox International, Inc.	0.8%
Natera, Inc.	0.7%
Viking Holdings Ltd.	0.7%
Jefferies Financial Group, Inc.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Manhattan Associates, Inc.	0.6%
XPO, Inc.	0.6%
Duolingo, Inc.	0.6%
Procore Technologies, Inc.	0.5%

AVIP S&P 500® Index Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP S&P 500® Index Portfolio
Class Name	AVIP S&P 500® Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP S&P 500 ® Index Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP S&P 500 ® Index Portfolio	$ 43	0.38%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio intends to track the underlying return of the S&P 500
®
Index, the Portfolio’s primary, broad-based benchmark.

Sources of return variance for the year were related to the cumulative impact of investing the day-to-day cash flows in the Portfolio.

Because the Portfolio weights its holdings to be similar to those utilized by the benchmark, there were no sectors or holdings that significantly contributed to, or detracted from, the Portfolio’s benchmark-relative performance.

Information Technology, followed by Financials and Communication Services, were the top performing sectors for the year, while Materials, Real Estate, and Energy were the lowest performers.

Benchmark constituents that contributed the most to Portfolio and benchmark returns were NVIDIA Corp., Apple, Inc, and Amazon.com, Inc., while Intel Corp., Adobe, Inc, and The Boeing Co. were the leading detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP S&P 500 ® Index Portfolio	24.57	14.09	12.65
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 1,204,783,877
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 4,132,673
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,204,783,877
Total number of portfolio holdings	505
Total advisory fee paid	$ 4,132,673
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net
assets
of the Portfolio.
Top 10 Portfolio Holdings
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.7%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.7%

AVIP BlackRock Advantage Large Cap Value Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Value Portfolio
Class Name	AVIP BlackRock Advantage Large Cap Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Large Cap Value Portfolio	$ 80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance was managing a large cap value stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe. Relative to the primary benchmark, the Portfolio underperformed. Both sector allocation and security selection drove underperformance for the year. An underweight allocation, and selection within Information Technology and overweight allocation to Real Estate drove losses. Selection within Communication Services, and Consumer Discretionary were key detractors from relative performance but were somewhat offset by selection within Real Estate and Consumer Staples. At the security level, top contributors to relative performance for the year were overweights to Walmart, Inc., Fox Corp. Class A, and General Motors Co. while underweights to NVIDIA Corp., Apple, Inc., and not holding Broadcom, Inc. were top detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Large Cap Value Portfolio	15.76	9.20	8.42
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Russell 1000 ® Value Index (Secondary comparative index)	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 192,617,226
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 1,340,518
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 192,617,226
Total number of portfolio holdings	158
Total advisory fee paid	$ 1,340,518
Portfolio turnover rate	74%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
JPMorgan Chase & Co.	2.7%
Berkshire Hathaway, Inc. Class B	2.4%
Walmart, Inc.	2.3%
Bank of America Corp.	1.8%
Comcast Corp. Class A	1.6%
Eaton Corp. PLC	1.6%
Stryker Corp.	1.4%
CME Group, Inc.	1.4%
Medtronic PLC	1.4%
Chevron Corp.	1.3%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
JPMorgan Chase & Co.	2.7%
Berkshire Hathaway, Inc. Class B	2.4%
Walmart, Inc.	2.3%
Bank of America Corp.	1.8%
Comcast Corp. Class A	1.6%
Eaton Corp. PLC	1.6%
Stryker Corp.	1.4%
CME Group, Inc.	1.4%
Medtronic PLC	1.4%
Chevron Corp.	1.3%

AVIP Federated High Income Bond Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Federated High Income Bond Portfolio
Class Name	AVIP Federated High Income Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Federated High Income Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Federated High Income Bond Portfolio	$ 89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Sector allocation and security selection decisions were both drivers of the Portfolio’s outperformance for the year.

The Portfolio benefitted from a lower duration than the primary benchmark, primarily by not holding U.S. Treasury securities, which were a large component of the benchmark’s holdings.

U.S. Treasury securities are not part of the investment mandate and could not have been purchased per the Portfolio guidelines.

The Portfolio also benefitted from security selection within technology & electronics, as well as an overweight to that sector.

The Portfolio further benefitted from an overweight to, and selection within, the insurance sector.

The primary detractor from performance was security selection within the media sector.

Top relative contributors at the security level were Clydesdale Acquisition Holdings, Inc. 8.750% due 04/15/2030, McAfee Corp. 7.375% due 02/15/2030, and DISH DBS Corp. 5.125% due 06/01/2029.

Top relative detractors were ARD Finance SA 6.500%/7.250% PIK due 06/30/2027, iHeartCommunications, Inc. 8.375% due 05/01/2027, and CMG Media Corp. 8.875% due 12/15/2027.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP Federated High Income Bond Portfolio	6.45	3.45	4.60
ICE BofA U.S. Broad Market Index (Broad-based market index)	1.47	(0.34)	1.37
ICE BofA U.S. High Yield Constrained Index (Secondary comparative index)	8.20	4.03	5.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 125,233,266
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 908,689
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 125,233,266
Total number of portfolio holdings	448
Total advisory fee paid	$ 908,689
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
BroadStreet Partners, Inc. 5.875%, 04/15/2029	1.0%
Clarios Global LP / Clarios U.S. Finance Co. 8.500%, 05/15/2027	1.0%
McAfee Corp. 7.375%, 02/15/2030	1.0%
Medline Borrower LP 5.250%, 10/01/2029	1.0%
AthenaHealth Group, Inc. 6.500%, 02/15/2030	0.9%
1011778 B.C. ULC / New Red Finance, Inc. 4.000%, 10/15/2030	0.9%
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032	0.9%
Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/2030	0.8%
Trivium Packaging Finance B.V. 8.500%, 08/15/2027	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 03/01/2030	0.8%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
BroadStreet Partners, Inc. 5.875%, 04/15/2029	1.0%
Clarios Global LP / Clarios U.S. Finance Co. 8.500%, 05/15/2027	1.0%
McAfee Corp. 7.375%, 02/15/2030	1.0%
Medline Borrower LP 5.250%, 10/01/2029	1.0%
AthenaHealth Group, Inc. 6.500%, 02/15/2030	0.9%
1011778 B.C. ULC / New Red Finance, Inc. 4.000%, 10/15/2030	0.9%
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032	0.9%
Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/2030	0.8%
Trivium Packaging Finance B.V. 8.500%, 08/15/2027	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 03/01/2030	0.8%

AVIP Nasdaq-100 Index Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Nasdaq-100® Index Portfolio
Class Name	AVIP Nasdaq-100® Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Nasdaq-100 ® Index Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Nasdaq-100 ® Index Portfolio	$ 48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio intends to track the underlying return of the Nasdaq-100
®
Index (the Portfolio’s secondary benchmark).

Compared to the Portfolio’s primary, broad-based benchmark, the S&P 500
®
Index, the Portfolio’s outperformance for the year was driven mainly by sector allocation.

Overweights to Information Technology and Communication Services, as well as underweights to the poorly performing Health Care, Energy, and Real Estate sectors were drivers of performance.

Selection within Information Technology was the primary drag on relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP Nasdaq-100 ® Index Portfolio	25.37	19.72	18.02
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Nasdaq-100 ® Index (Secondary comparative index)	25.88	20.18	18.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 269,670,380
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 989,032
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 269,670,380
Total number of portfolio holdings	103
Total advisory fee paid	$ 989,032
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Apple, Inc.	9.7%
NVIDIA Corp.	8.4%
Microsoft Corp.	8.1%
Amazon.com, Inc.	5.9%
Broadcom, Inc.	4.6%
Tesla, Inc.	3.8%
Meta Platforms, Inc. Class A	3.3%
Alphabet, Inc. Class A	2.8%
Alphabet, Inc. Class C	2.7%
Costco Wholesale Corp.	2.6%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Apple, Inc.	9.7%
NVIDIA Corp.	8.4%
Microsoft Corp.	8.1%
Amazon.com, Inc.	5.9%
Broadcom, Inc.	4.6%
Tesla, Inc.	3.8%
Meta Platforms, Inc. Class A	3.3%
Alphabet, Inc. Class A	2.8%
Alphabet, Inc. Class C	2.7%
Costco Wholesale Corp.	2.6%

AVIP BlackRock Advantage Large Cap Core Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Core Portfolio
Class Name	AVIP BlackRock Advantage Large Cap Core Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Large Cap Core Portfolio	$ 79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
While sector allocation decisions were positive, security selection led the Portfolio’s outperformance for the year. Insights that evaluate trends across conference call text and smart money positioning were top contributors, as they helped capture prevailing market leadership and correctly position the Portfolio around the Artificial Intelligence (AI) and glucagon-like peptide-1 (GLP-1) therapy themes. Macro-thematic insights compounded gains, as measures evaluating economic regime data and business to business invoicing also positively influenced the Portfolio. Lastly, fundamental quality measures with a growth flavor, such as those evaluating research expenditures, benefited from the market style preference. Conversely, other stability-related fundamental measures with a preference for lower volatility stocks proved overly defensive amid the risk-on market tone.
Security selection within Health Care, Information Technology, and Consumer Discretionary were key contributors to relative performance for the year, but were somewhat offset by selection within Industrials and Financials. At the security level, top contributors to relative performance for the year were NVIDIA Corp., Fortinet, Inc., and UnitedHealth Group, Inc., while Broadcom, Inc., Nucor Corp., and Netflix, Inc. were top detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Large Cap Core Portfolio	26.27	14.06	11.97
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 329,417,151
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 2,168,451
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 329,417,151
Total number of portfolio holdings	116
Total advisory fee paid	$ 2,168,451
Portfolio turnover rate	71%

Holdings [Text Block]
Top 10 Portfolio Holdings
Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.8%
Alphabet, Inc. Class A	3.1%
Meta Platforms, Inc. Class A	2.6%
Visa, Inc.	2.1%
Tesla, Inc.	1.9%
Alphabet, Inc. Class C	1.8%
Broadcom, Inc.	1.6%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.8%
Alphabet, Inc. Class A	3.1%
Meta Platforms, Inc. Class A	2.6%
Visa, Inc.	2.1%
Tesla, Inc.	1.9%
Alphabet, Inc. Class C	1.8%
Broadcom, Inc.	1.6%

AVIP BlackRock Advantage Small Cap Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Small Cap Growth Portfolio
Class Name	AVIP BlackRock Advantage Small Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP BlackRock Advantage Small Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Small Cap Growth Portfolio	$ 91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance was managing a small cap growth stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe. Relative to the primary benchmark, the Portfolio underperformed.
While both sector allocation decisions and security selection were key detractors for the year, security selection detracted most from the returns compared to the primary benchmark. An overweight allocation to Health Care and selection within Information Technology drove losses. Selection within Communication Services, Financials, Industrials, and Consumer Discretionary were key detractors from relative performance for the year but were somewhat offset by selection within Consumer Staples and Real Estate.

At the security level, top contributors to relative performance for the year were Super Micro Computer, Inc., EMCOR Group, Inc., and Q2 Holdings, Inc.

Not holding top performing benchmark constituents NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Broadcom, Inc., Meta Platforms, Inc. Class A and Tesla, Inc. were top detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Small Cap Growth Portfolio	10.29	6.50	7.80
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Russell 2000 ® Growth Index (Secondary comparative index)	15.15	6.86	8.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 133,126,278
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,072,324
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 133,126,278
Total number of portfolio holdings	467
Total advisory fee paid	$ 1,072,324
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
FTAI Aviation Ltd.	1.3%
ExlService Holdings, Inc.	1.3%
Sprouts Farmers Market, Inc.	1.1%
Applied Industrial Technologies, Inc.	1.1%
ACI Worldwide, Inc.	0.9%
EMCOR Group, Inc.	0.9%
Comfort Systems U.S.A., Inc.	0.9%
Ensign Group, Inc. / The	0.9%
Franklin Electric Co., Inc.	0.8%
Abercrombie & Fitch Co. Class A	0.8%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
FTAI Aviation Ltd.	1.3%
ExlService Holdings, Inc.	1.3%
Sprouts Farmers Market, Inc.	1.1%
Applied Industrial Technologies, Inc.	1.1%
ACI Worldwide, Inc.	0.9%
EMCOR Group, Inc.	0.9%
Comfort Systems U.S.A., Inc.	0.9%
Ensign Group, Inc. / The	0.9%
Franklin Electric Co., Inc.	0.8%
Abercrombie & Fitch Co. Class A	0.8%

AVIP S&P MidCap 400® Index Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP S&P MidCap 400® Index Portfolio
Class Name	AVIP S&P MidCap 400® Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP S&P MidCap 400 ® Index Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP S&P MidCap 400 ® Index Portfolio	$ 43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio intends to track the underlying return of the S&P MidCap 400
®
Index (the Portfolio’s secondary benchmark).

Compared to the Portfolio’s primary, broad-based benchmark, the S&P 500
®
Index, the Portfolio’s underperformance for the year was driven by both sector allocation and security selection.

An underweight and selection within Information Technology was the largest detractor, followed by selection within Consumer Discretionary.

An overweight and selection within Industrials also detracted significantly, as well as selection in Financials.

Overweights to Real Estate and Materials, as well as an underweight to Communication Services, rounded out the Portfolio’s detraction from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP S&P MidCap 400 ® Index Portfolio	13.43	9.81	8.06
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
S&P MidCap 400 ® Index (Secondary comparative index)	13.93	10.34	9.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 546,169,897
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 1,905,716
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 546,169,897
Total number of portfolio holdings	403
Total advisory fee paid	$ 1,905,716
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc. Class A	0.6%
Pure Storage, Inc. Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
RB Global, Inc.	0.6%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc. Class A	0.6%
Pure Storage, Inc. Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
RB Global, Inc.	0.6%

AVIP BlackRock Advantage Large Cap Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Growth Portfolio
Class Name	AVIP BlackRock Advantage Large Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Large Cap Growth Portfolio	$ 82	0.71%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance was managing a large cap growth stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe. Relative to the primary benchmark, the Portfolio outperformed for the year.
While security selection slightly detracted from relative performance, sector allocation was positive and drove the Portfolio’s outperformance for the year. An overweight allocation to Information Technology drove gains. Selection within Consumer Discretionary and Communication Services were also key contributors to relative performance, but were somewhat offset by selection within Information Technology and Financials.

At the security level, top contributors to relative performance for the year were overweights to Broadcom, Inc., Meta Platforms, Inc. Class A, and NVIDIA Corp., while an overweight to Advanced Micro Devices, Inc., and not holding benchmark constituents JP Morgan Chase & Co., and Berkshire Hathaway, Inc. Class B were top detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Large Cap Growth Portfolio	31.07	16.13	13.93
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Russell 1000 ® Growth Index (Secondary comparative index)	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 474,972,290
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 3,194,236
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 474,972,290
Total number of portfolio holdings	95
Total advisory fee paid	$ 3,194,236
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	9.7%
Apple, Inc.	8.2%
NVIDIA Corp.	7.0%
Broadcom, Inc.	4.9%
Meta Platforms, Inc. Class A	4.9%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.6%
Alphabet, Inc. Class C	3.2%
Eli Lilly & Co.	2.9%
Costco Wholesale Corp.	2.3%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Microsoft Corp.	9.7%
Apple, Inc.	8.2%
NVIDIA Corp.	7.0%
Broadcom, Inc.	4.9%
Meta Platforms, Inc. Class A	4.9%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.6%
Alphabet, Inc. Class C	3.2%
Eli Lilly & Co.	2.9%
Costco Wholesale Corp.	2.3%

AVIP Constellation Dynamic Risk Balanced Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Dynamic Risk Balanced Portfolio
Class Name	AVIP Constellation Dynamic Risk Balanced Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Constellation Dynamic Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Dynamic Risk Balanced Portfolio	$ 90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year ended December 31, 2024, the Portfolio returned 12.51% versus 25.02% for its primary benchmark, the S&P 500
®
Index and 13.95% for its secondary benchmark, which is comprised of 55% S&P 500
®
Index/ 45% ICE BofA U.S. Broad Market Index.

Effective at the end of business on November 22, 2024, Constellation Investments, Inc. (“CINV”) terminated the sub-advisory agreement with AllianceBernstein, L.P. (“AB”) and assumed portfolio management responsibilities.

In conjunction with the termination of the sub-advisory agreement, the name of the Portfolio was changed from AVIP AB Risk Managed Balanced Portfolio to AVIP Constellation Dynamic Risk Balanced Portfolio.

For the period from January 1, 2024 to November 22, 2024 (the “first performance period”), the Portfolio returned 14.09% versus 26.70% for its primary benchmark and 14.94% versus its secondary benchmark.

For the period from November 23, 2024 to December 31, 2024 (the “latter performance period”), the Portfolio returned -1.38% versus -1.33% for its primary benchmark and -0.86% for its secondary benchmark.
AB:
For the first performance period, the underperformance of the combined equity and fixed income component of the Portfolio was driven by the underperformance of fixed income relative to equities.

While equities and a sleeve of derivatives had positive returns, they both underperformed relative to the primary benchmark.
Underperformance in equities for the first performance period was driven primarily by security selection, with selection within the Financials sector being the largest detractor. The Portfolio was also negatively impacted by sector allocation, largely from an overweight to Health Care.

Fixed income holdings outperformed the fixed income portion of the secondary benchmark, but were a major detractor relative to the primary benchmark, as equities generally significantly outperformed fixed income during the period.

While the risk management component enhanced the return compared to the balanced component, derived primarily from purchased options, the risk management overlay underperformed the primary benchmark on a relative basis
CINV:
For the latter performance period, underperformance was led by equity securities and futures contracts.

Specifically, the top three sectors that detracted in the equity portion of the Portfolios were Materials, Real Estate, and Industrials.

In the derivatives portion, the top detractors from performance were March CBT U.S. Ultra Bond futures, CBT U.S. Long Bond futures, and CME E-mini S&P 500 Index futures.

Conversely, in the fixed income portion of the Portfolio, sectors that performed well were securitized debt and corporate bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP Constellation Dynamic Risk Balanced Portfolio	12.51	6.67	7.53
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
55% S&P 500 ® Index/45% ICE BofA U.S. Broad Market Index (Secondary comparative index)	13.95	7.92	7.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Jan. 01, 2024
Net Assets	$ 1,270,562,907
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 10,713,205
Investment Company, Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,270,562,907
Total number of portfolio holdings	137
Total advisory fee paid	$ 10,713,205
Portfolio turnover rate	159%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core S&P 500 ETF	18.9%
Vanguard S&P 500 ETF	18.8%
iShares Core S&P Mid-Cap ETF	6.9%
iShares MBS ETF	4.0%
Vanguard Intermediate-Term Treasury ETF	3.9%
Vanguard Intermediate-Term Corporate Bond ETF	3.9%
U.S. Treasury Note 4.250%, 06/30/2029	3.1%
U.S. Treasury Note 4.000%, 02/15/2034	2.8%
U.S. Treasury Note 4.125%, 10/31/2026	2.7%
U.S. Treasury Note 1.875%, 02/15/2032	2.5%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
iShares Core S&P 500 ETF	18.9%
Vanguard S&P 500 ETF	18.8%
iShares Core S&P Mid-Cap ETF	6.9%
iShares MBS ETF	4.0%
Vanguard Intermediate-Term Treasury ETF	3.9%
Vanguard Intermediate-Term Corporate Bond ETF	3.9%
U.S. Treasury Note 4.250%, 06/30/2029	3.1%
U.S. Treasury Note 4.000%, 02/15/2034	2.8%
U.S. Treasury Note 4.125%, 10/31/2026	2.7%
U.S. Treasury Note 1.875%, 02/15/2032	2.5%

Material Fund Change [Text Block]
Material
Fund
Changes
At meetings held on May 16, 2024 and July 1, 2024, the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the continuation of the Investment Advisory Agreement with Constellation Investments, Inc. ("CINV") with respect to the AVIP Constellation Dynamic Risk Balanced Portfolio, as well as the termination of the sub-advisory agreement between CINV and Alliance Bernstein, L.P., the prior sub-adviser to the Portfolio.

Effective November 23, 2024, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result.

The following principal risks were added due to the new investment strategy:

Exchange-Traded Funds Risk, Fund of Funds Risk, CDX Tranche Risk, and Asset-Backed Securities Risk.

The following principal risks were removed:

Growth Strategy Risk, LIBOR Transition Risk, and Convertible Securities Risk.

This is a summary of certain changes to the Portfolio since January 1, 2024.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at www.augustarfund.com or by calling 877-781-6392 (toll free).

Material Fund Change Risks Change [Text Block]	The following principal risks were added due to the new investment strategy:

Exchange-Traded Funds Risk, Fund of Funds Risk, CDX Tranche Risk, and Asset-Backed Securities Risk.

The following principal risks were removed:

Growth Strategy Risk, LIBOR Transition Risk, and Convertible Securities Risk.
Material Fund Change Adviser [Text Block]	At meetings held on May 16, 2024 and July 1, 2024, the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the continuation of the Investment Advisory Agreement with Constellation Investments, Inc. ("CINV") with respect to the AVIP Constellation Dynamic Risk Balanced Portfolio, as well as the termination of the sub-advisory agreement between CINV and Alliance Bernstein, L.P., the prior sub-adviser to the Portfolio.

Effective November 23, 2024, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since January 1, 2024.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at www.augustarfund.com or by calling 877-781-6392 (toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP Federated Core Plus Bond Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Federated Core Plus Bond Portfolio
Class Name	AVIP Federated Core Plus Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Federated Core Plus Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Federated Core Plus Bond Portfolio	$ 57	0.57%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Outperformance for the year was driven by the Portfolio’s out-of-index allocations to trade finance loans and high yield bonds along with an underweight to U.S. Treasuries. In addition, the Portfolio’s yield curve steepening positioning, with an overweight to shorter maturities and an underweight to longer maturities, was a positive contributor.

The Portfolio’s interest rate sensitivity (duration), which was less than the benchmark, was also a positive contributor to relative performance. Security selection was a key detractor, with positive contributions from emerging market, investment grade corporates and mortgage-backed-securities (MBS) that were more than offset by the detraction from U.S. Treasuries. From an individual security perspective, the top contributors to relative performance were short positions in December 2024, March 2024, and June 2024 CBT U.S. Ultra Bond futures contracts. The top detractors were a long position in 4.25% 08/15/2054 U.S. Treasury Bond, followed by long positions in June 2024 and March 2024 CBT 5-Year U.S. Treasury Note futures contracts.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	Since inception (May 01, 2020)
AVIP Federated Core Plus Bond Portfolio	1.71	(0.77)
ICE BofA U.S. Broad Market Index (Broad-based market index)	1.47	(1.39)

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 543,672,416
Holdings Count | Holding	764
Advisory Fees Paid, Amount	$ 2,880,203
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 543,672,416
Total number of portfolio holdings	764
Total advisory fee paid	$ 2,880,203
Portfolio turnover rate	53%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund	5.6%
U.S. Treasury Bond 4.250%, 08/15/2054	4.0%
U.S. Treasury Note 3.875%, 11/30/2027	3.2%
U.S. Treasury Note 3.750%, 08/31/2031	3.0%
Federated Hermes Core Trust - Emerging Markets Core Fund	2.5%
U.S. Treasury Note 2.750%, 04/30/2027	2.2%
U.S. Treasury Note 4.125%, 10/31/2031	2.2%
U.S. Treasury Note 4.000%, 01/31/2029	2.1%
U.S. Treasury Note 4.250%, 11/15/2034	2.0%
U.S. Treasury Note 4.375%, 11/30/2030	1.8%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund	5.6%
U.S. Treasury Bond 4.250%, 08/15/2054	4.0%
U.S. Treasury Note 3.875%, 11/30/2027	3.2%
U.S. Treasury Note 3.750%, 08/31/2031	3.0%
Federated Hermes Core Trust - Emerging Markets Core Fund	2.5%
U.S. Treasury Note 2.750%, 04/30/2027	2.2%
U.S. Treasury Note 4.125%, 10/31/2031	2.2%
U.S. Treasury Note 4.000%, 01/31/2029	2.1%
U.S. Treasury Note 4.250%, 11/15/2034	2.0%
U.S. Treasury Note 4.375%, 11/30/2030	1.8%

AVIP Intech U.S. Low Volatility Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Intech U.S. Low Volatility Portfolio
Class Name	AVIP Intech U.S. Low Volatility Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Intech U.S. Low Volatility Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Intech U.S. Low Volatility Portfolio	$ 67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investors favored risk-taking in 2024, leading to the outperformance of high-beta stocks and the riskiest market segments, which created a challenging environment for defensive equity strategies. The strategy's defensive positioning, characterized by an underweight to high-beta stocks and an overweight to low-beta stocks, was a key driver of underperformance for the year. An average overweight to the Health Care sector, which underperformed the broader market, further detracted from relative performance.

Although market leadership broadened during the third quarter, it remained narrow throughout 2024. Only four of eleven market sectors and 28% of benchmark constituents outperformed for the year. Given this narrow market leadership, the strategy’s diversification and smaller-size positioning weighed negatively on relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	Since inception (June 25, 2021)
AVIP Intech U.S. Low Volatility Portfolio	20.04	8.17
S&P 500 ® Index (Broad-based market index)	25.02	11.23

Performance Inception Date	Jun. 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 623,423,012
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 3,815,001
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 623,423,012
Total number of portfolio holdings	125
Total advisory fee paid	$ 3,815,001
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Apple, Inc.	6.2%
NVIDIA Corp.	5.8%
Microsoft Corp.	5.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc. Class A	1.9%
Alphabet, Inc. Class A	1.5%
Alphabet, Inc. Class C	1.3%
Johnson & Johnson	1.2%
Walmart, Inc.	1.1%
Northrop Grumman Corp.	1.1%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Apple, Inc.	6.2%
NVIDIA Corp.	5.8%
Microsoft Corp.	5.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc. Class A	1.9%
Alphabet, Inc. Class A	1.5%
Alphabet, Inc. Class C	1.3%
Johnson & Johnson	1.2%
Walmart, Inc.	1.1%
Northrop Grumman Corp.	1.1%

AVIP AB Relative Value Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP AB Relative Value Portfolio
Class Name	AVIP AB Relative Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP AB Relative Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP AB Relative Value Portfolio	$ 78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the calendar year 2024, growth stocks significantly outperformed value stocks.

Market concentration among the “Magnificent Seven” stocks dominated the performance of the primary benchmark, representing approximately 70% of its total return for the year.

The outperformance of Artificial Intelligence-levered names was a huge tailwind for growth within the benchmark.
Both sector allocation and stock selection significantly detracted.

An underweight to, along with selection within, Information Technology was the largest detractor.

Selection within Consumer Discretionary and Communication Services, as well as an overweight to and selection within Health Care, also detracted.

Selection within Consumer Staples was a bright spot from a relative performance perspective.

Walmart, Inc. was a leading contributor to relative performance, as the company benefited from strong fundamental execution within retail and is a market share leader.

Not holding NVIDIA Corp. was the leading detractor for the year, as the company continued to benefit from a dominant position in Graphics Processing Units (GPUs), a key piece of technology for enabling Artificial Intelligence (AI) development. Other key individual detractors were not holding benchmark position Broadcom, Inc., as well as overweights to Elevance Health, Inc. and Regeneron Pharmaceuticals, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	Since inception (December 02, 2021)
AVIP AB Relative Value Portfolio	12.74	7.93
S&P 500 ® Index (Broad-based market index)	25.02	10.67
Russell 1000 ® Value Index (Secondary comparative index)	14.37	7.93

Performance Inception Date	Dec. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 120,685,675
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 811,238
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 120,685,675
Total number of portfolio holdings	71
Total advisory fee paid	$ 811,238
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10
Portfolio
Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc. Class B	4.0%
Walmart, Inc.	3.9%
Philip Morris International, Inc.	3.5%
Fiserv, Inc.	3.0%
Accenture PLC Class A	2.8%
Citigroup, Inc.	2.6%
Regeneron Pharmaceuticals, Inc.	2.6%
Electronic Arts, Inc.	2.5%
Johnson & Johnson	2.5%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10
Portfolio
Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc. Class B	4.0%
Walmart, Inc.	3.9%
Philip Morris International, Inc.	3.5%
Fiserv, Inc.	3.0%
Accenture PLC Class A	2.8%
Citigroup, Inc.	2.6%
Regeneron Pharmaceuticals, Inc.	2.6%
Electronic Arts, Inc.	2.5%
Johnson & Johnson	2.5%

AVIP Constellation Managed Risk Balanced Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Managed Risk Balanced Portfolio
Class Name	AVIP Constellation Managed Risk Balanced Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Constellation Managed Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Managed Risk Balanced Portfolio	$ 63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year ended December 31, 2024, the Portfolio returned 9.16% versus 25.02% for its benchmark, the S&P 500
®
Index and 9.26% for its secondary benchmark, which is comprised of 50% MSCI ACWI/50% ICE BofA U.S. Broad Market Index. Effective at the end of business on November 22, 2024, Constellation Investments, Inc. (“CINV”) terminated the sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock”) and assumed portfolio management responsibilities.

For the period from January 1, 2024 to November 22, 2024 (the “first performance period”), the Portfolio returned 10.34% versus 26.70% for its benchmark and 10.18% versus its secondary benchmark.

For the period from November 23, 2024 to December 31, 2024 (the “latter performance period”), the Portfolio returned -1.07% versus -1.33% for its benchmark and -0.84% for its secondary benchmark.
BlackRock:
When looking through a country lens, while broad indices exhibited positive performance, the first performance period was one of U.S. equity (and to a lesser extent Japanese) exceptionalism; continuing trends seen in 2023. Given the strong performance of domestic equities during the first performance period, the Portfolio’s fixed income exposure, specifically to iShares Core U.S. Aggregate Bond ETF and BlackRock Ultra Short-Term Bond ETF, were the largest detractors, as fixed income markets underperformed across the board when compared to the benchmark. Exposure to iShares Core MSCI EAFE ETF also detracted. Exposure within the U.S., led by the domestic fixed income related ETFs, was the primary detractor from a country perspective, followed by France and the U.K.

Positive positioning within Turkey, Russia and Taiwan slightly offset underperformance. During the period, futures contracts contributed 114 basis points of absolute return for the Portfolio in aggregate.
CINV:
For the latter performance period, the primary driver of outperformance was the Portfolio’s allocation to fixed income ETFs.

The top contributors to performance were iShares Ultra Short-Term Bond Active ETF, iShares Core U.S. Aggregate Bond ETF, and iShares Core S&P Total U.S. Stock Market ETF.

The top detractors from performance include the equity ETFs and derivatives within the Portfolio.

Specifically, iShares Core S&P Mid-Cap ETF, iShares Russell 1000 ETF, and iShares Core MSCI Emerging Markets ETF detracted.

In the derivatives portion of the Portfolio, the top derivatives that detracted from performance were March MSCI Emerging Markets Index futures, March CME E-mini S&P 500 Index futures, and March MSCI EAFE Index futures.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	Since inception (June 25, 2021)
AVIP Constellation Managed Risk Balanced Portfolio	9.16	1.95
S&P 500 ® Index (Broad-based market index)	25.02	11.23
50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index (Secondary comparative index)	9.26	2.24

Performance Inception Date	Jun. 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Jan. 01, 2024
Net Assets	$ 538,391,073
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 3,141,096
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 538,391,073
Total number of portfolio holdings	15
Total advisory fee paid	$ 3,141,096
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core U.S. Aggregate Bond ETF	37.1%
iShares Core S&P 500 ETF	18.6%
iShares Russell 1000 ETF	15.5%
iShares Ultra Short-Term Bond Active ETF	8.7%
iShares Core MSCI EAFE ETF	5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Invesco QQQ Trust Series 1	3.0%
iShares MSCI EAFE ETF	2.2%
iShares Core MSCI Emerging Markets ETF	2.1%
iShares Core S&P Total U.S. Stock Market ETF	0.2%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
iShares Core U.S. Aggregate Bond ETF	37.1%
iShares Core S&P 500 ETF	18.6%
iShares Russell 1000 ETF	15.5%
iShares Ultra Short-Term Bond Active ETF	8.7%
iShares Core MSCI EAFE ETF	5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Invesco QQQ Trust Series 1	3.0%
iShares MSCI EAFE ETF	2.2%
iShares Core MSCI Emerging Markets ETF	2.1%
iShares Core S&P Total U.S. Stock Market ETF	0.2%

Material Fund Change [Text Block]
Material Fund Changes
At meetings held on May 16, 2024 and July 1, 2024, the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the continuation of the Investment Advisory Agreement with Constellation Investments, Inc. ("CINV") with respect to the AVIP Constellation Managed Risk Balanced Portfolio, as well as the termination of the sub-advisory agreement between CINV and BlackRock Investment Management, LLC, the prior sub-adviser to the Portfolio.

Effective November 23, 2024, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result.

The following principal risks were added due to the new investment strategy:

Asset-Backed Securities Risk, Conflicts of Interest Risk, and Swap Risk. LIBOR Transition Risk was removed.

This is a summary of certain changes to the Portfolio since January 1, 2024.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at www.augustarfund.com or by calling 877-781-6392 (toll free).

Material Fund Change Risks Change [Text Block]	The following principal risks were added due to the new investment strategy: Asset-Backed Securities Risk, Conflicts of Interest Risk, and Swap Risk. LIBOR Transition Risk was removed.
Material Fund Change Adviser [Text Block]	At meetings held on May 16, 2024 and July 1, 2024, the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the continuation of the Investment Advisory Agreement with Constellation Investments, Inc. ("CINV") with respect to the AVIP Constellation Managed Risk Balanced Portfolio, as well as the termination of the sub-advisory agreement between CINV and BlackRock Investment Management, LLC, the prior sub-adviser to the Portfolio.

Effective November 23, 2024, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since January 1, 2024.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at www.augustarfund.com or by calling 877-781-6392 (toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP Constellation Managed Risk Moderate Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Managed Risk Moderate Growth Portfolio
Class Name	AVIP Constellation Managed Risk Moderate Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Constellation Managed Risk Moderate Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Managed Risk Moderate Growth Portfolio	$ 63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year ended December 31, 2024, the Portfolio returned 11.51% versus 25.02% for its benchmark, the S&P 500
®
Index and 11.68% for its secondary benchmark, which is comprised of 65% MSCI ACWI/35% ICE BofA U.S. Broad Market Index.

Effective at the end of business on November 22, 2024, Constellation Investments, Inc. (“CINV”) terminated the sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock”) and assumed portfolio management responsibilities.

For the period from January 1, 2024 to November 22, 2024 (the “first performance period”), the Portfolio returned 12.95% versus 26.70% for its benchmark and 12.82% versus its secondary benchmark.

For the period from November 23, 2024 to December 31, 2024 (the “latter performance period”), the Portfolio returned -1.28% versus -1.33% for its benchmark and -1.00% for its secondary benchmark.
BlackRock:
When looking through a country lens, while broad indices exhibited positive performance, the first performance period was one of U.S. equity (and to a lesser extent Japanese) exceptionalism; continuing trends seen in 2023. Given the strong performance of domestic equities during the period, the Portfolio’s fixed income exposure was a large detractor from relative performance. Other detractors included the Portfolio’s exposure to international developed equities and to emerging markets, as these markets generally underperformed relative to the U.S. In terms of specific positioning, iShares Core U.S. Aggregate Bond ETF was the largest detractor, while iShares Core MSCI EAFE ETF and iShares Core MSCI Emerging Markets ETF also detracted from relative performance. Exposure within the U.S., led by the domestic fixed income related ETFs, was the primary detractor from a country perspective, followed by France and the U.K.

Positive positioning within Taiwan, Russia, and Turkey slightly offset underperformance. During the period, futures contracts contributed 118 basis points of absolute return for the Portfolio in aggregate.
CINV:
For the latter performance period, the primary drivers of outperformance were short term fixed income ETFs and equity ETFs.

The top individual contributors to performance were iShares Ultra Short-Term Bond Active ETF, Vanguard Total Stock Market ETF, and Invesco QQQ Trust Series 1.

The top detractors were iShares Core S&P Mid-Cap ETF, iShares Russell 1000 ETF, and iShares Core MSCI Emerging Markets ETF.

The top derivatives that detracted were March MSCI Emerging Markets Index futures, March CME E-mini S&P 500 Index futures, and March MSCI EAFE Index futures.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	Since inception (October 14, 2022)
AVIP Constellation Managed Risk Moderate Growth Portfolio	11.51	15.32
S&P 500 ® Index (Broad-based market index)	25.02	25.63
65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index (Secondary comparative index)	11.68	15.82

Performance Inception Date	Oct. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Jan. 01, 2024
Net Assets	$ 467,007,644
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,708,368
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 467,007,644
Total number of portfolio holdings	14
Total advisory fee paid	$ 2,708,368
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core U.S. Aggregate Bond ETF	35.6%
iShares Core S&P 500 ETF	30.9%
iShares Russell 1000 ETF	10.1%
iShares Core MSCI EAFE ETF	8.2%
Invesco QQQ Trust Series 1	5.0%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Core S&P Total U.S. Stock Market ETF	2.0%
iShares Core S&P Mid-Cap ETF	1.6%
Vanguard Total Stock Market ETF	0.9%
iShares MSCI EAFE ETF	0.4%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
iShares Core U.S. Aggregate Bond ETF	35.6%
iShares Core S&P 500 ETF	30.9%
iShares Russell 1000 ETF	10.1%
iShares Core MSCI EAFE ETF	8.2%
Invesco QQQ Trust Series 1	5.0%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Core S&P Total U.S. Stock Market ETF	2.0%
iShares Core S&P Mid-Cap ETF	1.6%
Vanguard Total Stock Market ETF	0.9%
iShares MSCI EAFE ETF	0.4%

Material Fund Change [Text Block]
Material Fund Changes
At meetings held on May 16, 2024 and Jul
y 1, 2024,
the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the continuation of the Investment Advisory Agreement with Constellation Investments, Inc. ("CINV") with respect to the AVIP Constellation Managed Risk Moderate Growth Portfolio, as well as the termination of the sub-advisory agreement between CINV and BlackRock Investment Management, LLC, the prior sub-adviser to the Portfolio.

Effective November 23, 2024, CINV assumed the day-to-day p
ortfolio m
anagement and the Portfolio’s name and investment strategy were revised as a result.

The following principal risks were added due to the new investment strategy:

Asset-Backed Securities Risk, Conflicts of Interest Risk, and Swap Risk.

LIBOR Transition Risk was removed.

This is a summary of certain changes to the Portfolio since January 1, 2024.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at www.augustarfund.com or by calling 877-781-6392 (toll free).

Material Fund Change Risks Change [Text Block]	The following principal risks were added due to the new investment strategy: Asset-Backed Securities Risk, Conflicts of Interest Risk, and Swap Risk. LIBOR Transition Risk was removed.
Material Fund Change Adviser [Text Block]	At meetings held on May 16, 2024 and Jul
y 1, 2024,
the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the continuation of the Investment Advisory Agreement with Constellation Investments, Inc. ("CINV") with respect to the AVIP Constellation Managed Risk Moderate Growth Portfolio, as well as the termination of the sub-advisory agreement between CINV and BlackRock Investment Management, LLC, the prior sub-adviser to the Portfolio.

Effective November 23, 2024, CINV assumed the day-to-day p
ortfolio m
anagement and the Portfolio’s name and investment strategy were revised as a result.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since January 1, 2024.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at www.augustarfund.com or by calling 877-781-6392 (toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP Constellation Managed Risk Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Managed Risk Growth Portfolio
Class Name	AVIP Constellation Managed Risk Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Constellation Managed Risk Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Managed Risk Growth Portfolio	$ 66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year ended December 31, 2024, the Portfolio returned 14.86% versus 25.02% for its benchmark, the S&P 500
®
Index, and 14.97% for its secondary benchmark, which is comprised of 85% MSCI ACWI/15% ICE BofA U.S. Broad Market Index. Effective at the end of business on November 22, 2024, Constellation Investments, Inc. (“CINV”) terminated the sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock”) and assumed portfolio management responsibilities.

For the period from January 1, 2024 to November 22, 2024 (the “first performance period”), the Portfolio returned 16.43% versus 26.70% for its benchmark and 16.40% versus its secondary benchmark.

For the period from November 23, 2024 to December 31, 2024 (the “latter performance period”), the Portfolio returned -1.35% versus -1.33% for its benchmark and -1.23% for its secondary benchmark.
BlackRock:
When looking through a country lens, while broad indices exhibited positive performance, the first performance period was one of U.S. equity (and to a lesser extent Japanese) exceptionalism; continuing trends seen in 2023. Given the strong performance of domestic equities during the first performance period, the Portfolio’s fixed income exposure was a large detractor from relative performance. Other detractors included the Portfolio’s exposure to international developed equities and to emerging markets, as these markets generally underperformed relative to the U.S. In terms of specific positioning, iShares Core U.S. Aggregate Bond ETF was the largest detractor over the period, while iShares Core MSCI EAFE ETF and iShares Core MSCI Emerging Markets ETF also detracted from relative performance. Exposure within the U.S., led by the domestic fixed income related ETFs, was the primary detractor from a country perspective, followed by France and the U.K.

Positive positioning within Taiwan, Russia, and Singapore slightly offset underperformance. During the period, futures contracts contributed 180 basis points of absolute return for the Portfolio in aggregate.
CINV:
For the latter performance period, the primary drivers of underperformance were the equity ETFs and the derivatives portion of the Portfolio.

The top ETFs that detracted in the Portfolio were iShares Core S&P Mid-Cap ETF, iShares Russell 1000 ETF, and iShares Core MSCI Emerging Markets ETF.

The top derivatives that detracted from performance were March MSCI Emerging Markets Index futures, March CME E-mini S&P 500 Index futures, and March MSCI EAFE Index futures.

The top contributors were iShares Ultra Short-Term Bond Active ETF, iShares Core U.S. Aggregate Bond ETF, and Invesco QQQ Trust Series 1.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	Since inception (October 14, 2022)
AVIP Constellation Managed Risk Growth Portfolio	14.86	18.49
S&P 500 ® Index (Broad-based market index)	25.02	25.63
85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index (Secondary comparative index)	14.97	19.44

Performance Inception Date	Oct. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Jan. 01, 2024
Net Assets	$ 431,529,513
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 2,468,274
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 431,529,513
Total number of portfolio holdings	12
Total advisory fee paid	$ 2,468,274
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core S&P 500 ETF	42.9%
iShares Core U.S. Aggregate Bond ETF	15.2%
iShares Core MSCI EAFE ETF	14.2%
iShares Russell 1000 ETF	11.9%
iShares Core MSCI Emerging Markets ETF	5.9%
Invesco QQQ Trust Series 1	3.7%
iShares Ultra Short-Term Bond Active ETF	2.4%
iShares MSCI EAFE ETF	1.6%
iShares Core S&P Mid-Cap ETF	0.2%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
iShares Core S&P 500 ETF	42.9%
iShares Core U.S. Aggregate Bond ETF	15.2%
iShares Core MSCI EAFE ETF	14.2%
iShares Russell 1000 ETF	11.9%
iShares Core MSCI Emerging Markets ETF	5.9%
Invesco QQQ Trust Series 1	3.7%
iShares Ultra Short-Term Bond Active ETF	2.4%
iShares MSCI EAFE ETF	1.6%
iShares Core S&P Mid-Cap ETF	0.2%

Material Fund Change [Text Block]
Material Fund Changes
At meetings held on May 16, 2024 and July 1, 2024, the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fu nd approve
d the continuation of the Investment Advisory Agreement with Constellation Investments, Inc. ("CINV") with respect to the AVIP Constellation Managed Risk Growth Portfolio, as well as the termination of the sub-advisory agreement between CINV and BlackRock Investment Management, LLC, the prior sub-adviser to the Portfolio.

Effective November 23, 2024, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result.

The following principal risks wer
e added d
ue to the new investment strategy:

Asset-Backed Securities Risk, Conflicts of Interest Risk, and Swap Risk.

LIBOR Transition Risk was removed.

This is a summary of certain changes to the Portfolio since January 1, 2024.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at www.augustarfund.com or by calling 877-781-6392 (toll free).

Material Fund Change Risks Change [Text Block]	The following principal risks wer e added d ue to the new investment strategy: Asset-Backed Securities Risk, Conflicts of Interest Risk, and Swap Risk. LIBOR Transition Risk was removed.
Material Fund Change Adviser [Text Block]	At meetings held on May 16, 2024 and July 1, 2024, the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fu nd approve
d the continuation of the Investment Advisory Agreement with Constellation Investments, Inc. ("CINV") with respect to the AVIP Constellation Managed Risk Growth Portfolio, as well as the termination of the sub-advisory agreement between CINV and BlackRock Investment Management, LLC, the prior sub-adviser to the Portfolio.

Effective November 23, 2024, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since January 1, 2024.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at www.augustarfund.com or by calling 877-781-6392 (toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP Moderately Conservative Model Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Moderately Conservative Model Portfolio
Class Name	AVIP Moderately Conservative Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Moderately Conservative Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Moderately Conservative Model Portfolio	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark for the year, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised mostly of fixed income funds with an lesser allocation to equity funds.

Equity funds provided strong positive returns for the year, while fixed income funds provided more modest returns.
Exposure to fixed income funds during the year was the primary driver of underperformance compared to the benchmark.

The top detractors from performance were Western Asset Core Plus Bond IS, AVIP Federated Core Plus Bond Portfolio, and AVIP Bond Portfolio. Exposure to equity funds was the primary driver of positive performance vs. the benchmark for the year.

The top contributing holdings were AVIP BlackRock Advantage Large Cap Core Portfolio and AVIP Nasdaq-100
®
Index Portfolio.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Moderately Conservative Model Portfolio	7.77	4.21	4.82
S&P 500 ® Index (Broad-based market index)	25.02	14.53	14.24
Morningstar ® Moderately Conservative Target Risk Index (Secondary comparative index)	6.40	3.88	4.95

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 179,323,471
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 758,657
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 179,323,471
Total number of portfolio holdings	17
Total advisory fee paid	$ 758,657
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
PIMCO Total Return Institutional	17.1%
AVIP Federated Core Plus Bond Portfolio	15.0%
AVIP S&P 500 ® Index Portfolio	14.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	10.0%
AVIP S&P MidCap 400 ® Index Portfolio	8.0%
AVIP Federated High Income Bond Portfolio	6.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	3.0%
DFA International Core Equity Portfolio Institutional	3.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
PIMCO Total Return Institutional	17.1%
AVIP Federated Core Plus Bond Portfolio	15.0%
AVIP S&P 500 ® Index Portfolio	14.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	10.0%
AVIP S&P MidCap 400 ® Index Portfolio	8.0%
AVIP Federated High Income Bond Portfolio	6.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	3.0%
DFA International Core Equity Portfolio Institutional	3.0%

AVIP Balanced Model Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Balanced Model Portfolio
Class Name	AVIP Balanced Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Balanced Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Balanced Model Portfolio	$ 46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark for the year, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised of fixed income and equity funds.

Equity funds provided strong positive returns for the year, while fixed income funds provided more modest returns.
Exposure to fixed income funds during the year was the primary driver of underperformance compared to the benchmark.

The top detractors from performance were Western Asset Core Plus Bond IS, AVIP Federated Core Plus Bond Portfolio, and AVIP Bond Portfolio. The exposure to equity funds was the primary driver of positive performance vs. the benchmark.

Growth funds generally outperformed value funds, and domestic funds generally outperformed international funds.

The top contributing holdings were AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP BlackRock Advantage Large Cap Core Portfolio, and AVIP Nasdaq-100
®
Index Portfolio.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Balanced Model Portfolio	9.67	5.87	6.04
S&P 500 ® Index (Broad-based market index)	25.02	14.53	14.24
Morningstar ® Moderate Target Risk Index (Secondary comparative index)	8.27	5.37	6.42

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 713,147,616
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 3,044,620
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 713,147,616
Total number of portfolio holdings	19
Total advisory fee paid	$ 3,044,620
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
AVIP S&P 500 ® Index Portfolio	16.0%
PIMCO Total Return Institutional	12.0%
AVIP S&P MidCap 400 ® Index Portfolio	11.0%
AVIP Federated Core Plus Bond Portfolio	10.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
AVIP Federated High Income Bond Portfolio	4.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
AVIP S&P 500 ® Index Portfolio	16.0%
PIMCO Total Return Institutional	12.0%
AVIP S&P MidCap 400 ® Index Portfolio	11.0%
AVIP Federated Core Plus Bond Portfolio	10.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
AVIP Federated High Income Bond Portfolio	4.0%

AVIP Moderate Growth Model Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Moderate Growth Model Portfolio
Class Name	AVIP Moderate Growth Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Moderate Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Moderate Growth Model Portfolio	$ 45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark for the year, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised mostly of equity funds with a lesser allocation to fixed income funds.

Equity funds provided strong positive returns for the year, while fixed income funds provided more modest returns.

Exposure to fixed income funds during the year was the primary driver of underperformance compared to the benchmark.

The top detractors from performance were Western Asset Core Plus Bond IS, AVIP Federated Core Plus Bond Portfolio, and AVIP Bond Portfolio. The exposure to equity funds was the primary driver of positive performance vs. the benchmark.

Growth funds generally outperformed value funds, and domestic funds generally outperformed international funds.

Specifically, top contributing holdings were AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP BlackRock Advantage Large Cap Core Portfolio, and AVIP Nasdaq-100
®
Index Portfolio.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Moderate Growth Model Portfolio	12.13	7.57	7.56
S&P 500 ® Index (Broad-based market index)	25.02	14.53	14.24
Morningstar ® Moderately Aggressive Target Risk Index (Secondary comparative index)	10.66	7.02	8.02

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 1,398,468,400
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 5,845,995
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,398,468,400
Total number of portfolio holdings	19
Total advisory fee paid	$ 5,845,995
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top
10 Portfolio Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	13.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
PIMCO Total Return Institutional	7.0%
AVIP Federated Core Plus Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP Bond Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%
Portfolio Composition

Largest Holdings [Text Block]
Top
10 Portfolio Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	13.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
PIMCO Total Return Institutional	7.0%
AVIP Federated Core Plus Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP Bond Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%

AVIP Growth Model Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Growth Model Portfolio
Class Name	AVIP Growth Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Growth Model Portfolio	$ 47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised mostly of equity funds with a lesser allocation to fixed income funds.

Equity funds provided strong positive returns for the year, while fixed income funds provided more modest returns.
Exposure to fixed income funds during the year was the primary driver of underperformance compared to the benchmark.

The top detractors from performance were Western Asset Core Plus Bond IS, AVIP Federated Core Plus Bond Portfolio, and AVIP Bond Portfolio.

The exposure to equity funds was the primary driver of positive performance vs. the benchmark.

Growth funds generally outperformed value funds, and domestic funds generally outperformed international funds.

Specifically, the top contributing holdings were AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP BlackRock Advantage Large Cap Core Portfolio, and AVIP Nasdaq-100
®
Index Portfolio.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Growth Model Portfolio	13.75	9.02	8.68
S&P 500 ® Index (Broad-based market index)	25.02	14.53	14.24
Morningstar ® Aggressive Target Risk Index (Secondary comparative index)	12.50	8.25	9.18

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 340,191,808
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 1,392,963
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 340,191,808
Total number of portfolio holdings	19
Total advisory fee paid	$ 1,392,963
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	15.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
AVIP AB Small Cap Portfolio	3.0%
AVIP Nasdaq-100 ® Index Portfolio	3.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	15.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
AVIP AB Small Cap Portfolio	3.0%
AVIP Nasdaq-100 ® Index Portfolio	3.0%